Investment Securities - Narrative (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Securities (Assets) [Member]	Dec. 31, 2013 Securities (Assets) [Member]	Jun. 04, 2013 Securities (Assets) [Member]	Dec. 31, 2013 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Common Stock, Preferred Stock And Senior Notes Investment [Member]	Dec. 31, 2013 CapLease [Member] Commercial Mortgage Backed Securities [Member] security	Dec. 31, 2013 Estimate of Fair Value Measurement [Member] CapLease [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Reported Value Measurement [Member] CapLease [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2012 Reported Value Measurement [Member] CapLease [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Minimum [Member] CapLease [Member] Commercial Mortgage Backed Securities [Member]	Dec. 31, 2013 Maximum [Member] CapLease [Member] Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 62,041,000			$ 1,589,000	$ 1,589,000	$ 10,000,000	$ 60,452,000	$ 69,500,000
Reinvested Dividend, Amount				100,000	100,000
Available-for-sale Equity Securities, Amortized Cost Basis				8,500,000	8,500,000
Proceeds from Sale of Available-for-sale Securities	119,542,000	0	0	8,100,000				67,200,000
Available-for-sale Securities, Gross Realized Gain (Loss)	(500,000)				400,000			(2,300,000)
Number of Securities Acquired									10
Investment securities, at fair value	62,067,000	41,654,000		1,484,000	1,484,000		60,583,000			60,700,000	60,600,000	0
Available for Sale Securities, Interest Rate													5.88%	8.95%
Loss on sale of investments	$ (1,795,000)	$ 0	$ 0